Fair value of financial instruments (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
At Amortized Cost	R$ 1,686,225	R$ 1,578,789
Interbank deposits	51,007	59,592
Securities purchased under agreements to resell	238,321	221,779
Other financial assets	127,699	109,909
At Amortized Cost	1,944,162	1,755,498
Deposits	951,352	871,438
Securities sold under repurchase agreements	362,786	293,440
Other financial liabilities	181,788	166,651
Provision for Expected Loss	4,198	3,684
Loan commitments	3,311	2,874
Financial guarantees	887	810
Book Value [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,686,225	1,578,789
At Amortized Cost	1,686,225	1,578,789
Compulsory deposits with the Central Bank of Brazil	145,404	115,748
Interbank deposits	51,007	59,592
Securities purchased under agreements to resell	238,321	221,779
Securities	260,743	213,026
Loan and lease operations	910,590	909,422
Other financial assets	127,699	109,909
(-) Provision for expected loss	(47,539)	(50,687)
Financial liabilities	1,948,360	1,759,182
At Amortized Cost	1,944,162	1,755,498
Deposits	951,352	871,438
Securities sold under repurchase agreements	362,786	293,440
Interbank market funds	328,645	294,587
Institutional market funds	119,591	129,382
Other financial liabilities	181,788	166,651
Provision for Expected Loss	4,198	3,684
Loan commitments	3,311	2,874
Financial guarantees	887	810
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value	1,693,038	1,580,793
At Amortized Cost	1,693,038	1,580,793
Compulsory deposits with the Central Bank of Brazil	145,404	115,748
Interbank deposits	51,009	59,868
Securities purchased under agreements to resell	238,321	221,779
Securities	260,427	213,438
Loan and lease operations	917,717	910,738
Other financial assets	127,699	109,909
(-) Provision for expected loss	(47,539)	(50,687)
Financial liabilities	1,948,549	1,758,475
At Amortized Cost	1,944,351	1,754,791
Deposits	951,332	871,370
Securities sold under repurchase agreements	362,786	293,440
Interbank market funds	328,667	294,573
Institutional market funds	119,778	128,757
Other financial liabilities	181,788	166,651
Provision for Expected Loss	4,198	3,684
Loan commitments	3,311	2,874
Financial guarantees	R$ 887	R$ 810